United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: Quarter ended 12/31/14

Item 1. Schedule of Investments

Tax-Free Money Market Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		Alabama—3.7%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.060%, 1/2/2015	$25,000,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.030%, 1/2/2015	27,000,000
7,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	7,500,000
28,600,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	28,600,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 1/2/2015	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.060%, 1/7/2015	10,000,000
12,000,000		Tuscaloosa County, AL IDA, (Series 2011I: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.030%, 1/7/2015	12,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.070%, 1/2/2015	30,000,000
		TOTAL	143,230,000
		Alaska—1.3%
10,065,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-532) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 1/2/2015	10,065,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.040%, 1/7/2015	42,600,000
		TOTAL	52,665,000
		Arizona—0.9%
19,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.070%, 1/2/2015	19,995,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 1/2/2015	14,000,000
		TOTAL	33,995,000
		Arkansas—0.1%
5,935,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 1/2/2015	5,935,000
		California—5.5%
4,300,000		California PCFA, (Series 1997B) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 1/2/2015	4,300,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(MUFG Union Bank, N.A. LOC), 0.040%, 1/7/2015	5,850,000
18,970,000	[3,4]	California State Public Works Board, SPEARs (Series DBE-1297), 0.22% TOBs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/19/2015	18,970,000
9,000,000		California State, 2.00% Bonds, 10/1/2015	9,123,671
3,000,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 1/2/2015	3,000,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/2/2015	42,490,000
12,720,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 1/2/2015	12,720,000
22,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund 3, (1,600 Series 1),Weekly VRDPs, (Barclays Bank PLC LIQ), 0.120%,1/2/2015	22,000,000
5,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4),Weekly VRDPs, (Royal Bank of Canada LIQ), 0.120%, 1/2/2015	5,000,000
29,285,000	[3,4]	Poway, CA USD (School Facilities Improvement District No. 2007-1), SPEARs (Series DBE-1293), 0.17% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	29,285,000
12,970,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2015	12,970,000
9,410,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 1/2/2015	9,410,000
4,000,000		San Diego County, CA Regional Transportation Commission, (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 1/2/2015	4,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$350,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2015	$350,000
19,865,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DBE-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2015	19,865,000
7,230,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/2/2015	7,230,000
9,250,000		University of California (The Regents of), (2013 Series AL-1) Weekly VRDNs, 0.020%, 1/2/2015	9,250,000
		TOTAL	215,813,671
		Colorado—0.0%
210,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.460%, 1/2/2015	210,000
		Connecticut—1.4%
2,000,000		Brooklyn, CT, 1.00% BANs, 8/11/2015	2,007,258
3,300,000		Connecticut Development Authority, (Series 1999), 0.26% CP (New England Power Co.), Mandatory Tender 1/13/2015	3,300,000
21,000,000	[3,4]	Connecticut Health and Educational Facilities Authority, SPEARs (Series DBE-1291), 0.22% TOBs (Hartford HealthCare Obligated Group)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	21,000,000
2,765,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.040%, 1/2/2015	2,765,000
1,200,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.030%, 1/7/2015	1,200,000
250,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.110%, 1/2/2015	250,000
500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.040%, 1/2/2015	500,000
405,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.040%, 1/7/2015	405,000
7,195,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 1/2/2015	7,195,000
1,000,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.050%, 1/7/2015	1,000,000
1,800,000		Connecticut State HFA, (Series 2010( Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.040%, 1/2/2015	1,800,000
8,440,000		Putnam, CT, 0.75% BANs, 7/1/2015	8,456,748
4,500,000		Regional School District No. 16, CT, 1.00% BANs, 10/7/2015	4,523,972
		TOTAL	54,402,978
		District of Columbia—0.4%
14,915,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 1/2/2015	14,915,000
		Florida—7.2%
5,000,000		Citizens Property Insurance Corp. FL, (Citizens Property Insurance PLA/CLA Accounts), SIFMA Floating Rate Notes (Series 2012A-3), 1.29%, 1/2/2015	5,022,813
10,400,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2012A-1), 5.00% Bonds (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	10,604,737
3,995,000		Citizens Property Insurance Corp. FL, Senior Secured Refunding Bonds (Series 2007A), 5.00% Bonds (Citizens Property Insurance Coastal Account)/(National Public Finance Guarantee Corporation INS), 3/1/2015	4,026,383
7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 1/2/2015	7,630,000
1,160,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.230%, 1/7/2015	1,160,000
1,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 1/7/2015	1,000,000
985,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.070%, 1/7/2015	985,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse, Zurich LIQ), 0.040%, 1/2/2015	15,135,000
17,970,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 1/2/2015	17,970,000
16,500,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 1/7/2015	16,500,000
45,960,000		Jacksonville, FL PCR, (Series 1994), 0.16% CP (Florida Power & Light Co.), Mandatory Tender 1/20/2015	45,960,000
4,000,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.16% CP (Florida Power & Light Co.), Mandatory Tender 1/20/2015	4,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$1,155,000		Miami-Dade County, FL Aviation, (Series B), 1.00% Bonds, 10/1/2015	$1,161,898
38,300,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 1/2/2015	38,300,000
8,830,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.060%, 1/2/2015	8,830,000
2,000,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.090%, 1/2/2015	2,000,000
32,545,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0019) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 1/2/2015	32,545,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.150%, 1/2/2015	13,450,000
12,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-1), 0.120%, 1/2/2015	12,500,000
12,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.12% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 6/12/2015	12,500,000
8,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.120%, 1/2/2015	8,000,000
19,180,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	19,180,000
		TOTAL	278,460,831
		Georgia—4.8%
12,200,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.030%, 1/2/2015	12,200,000
40,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.080%, 1/7/2015	40,000,000
15,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.030%, 1/2/2015	15,000,000
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.030%, 1/2/2015	13,155,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.040%, 1/2/2015	10,125,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.040%, 1/2/2015	13,870,000
4,300,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.030%, 1/2/2015	4,300,000
9,470,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 1/2/2015	9,470,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.030%, 1/2/2015	7,600,000
39,040,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.030%, 1/2/2015	39,040,000
7,200,000		Monroe County, GA Development Authority, (First Series 2009) Weekly VRDNs (Georgia Power Co.), 0.090%, 1/7/2015	7,200,000
14,415,000		Putnam County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.030%, 1/2/2015	14,415,000
		TOTAL	186,375,000
		Idaho—0.6%
24,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 1/7/2015	24,000,000
		Illinois—5.4%
8,780,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.120%, 1/2/2015	8,780,000
15,500,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.080%, 1/2/2015	15,500,000
14,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.090%, 1/7/2015	14,000,000
17,790,000	[3,4]	Chicago, IL Transit Authority, Clipper Tax-Exempt Certificate Trust (2014-04A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.070%, 1/2/2015	17,790,000
7,700,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(U.S. Bank, N.A. LOC), 0.030%, 1/7/2015	7,700,000
29,515,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	29,515,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	7,500,000
3,725,000		Illinois Development Finance Authority, (Series 2001) Daily VRDNs (Christian Heritage Academy)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 1/2/2015	3,725,000
9,700,000		Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.030%, 1/7/2015	9,700,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.160%, 1/2/2015	4,500,000
7,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 1/7/2015	7,000,000
6,930,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.060%, 1/2/2015	6,930,000
2,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.060%, 1/2/2015	2,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$25,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 1/7/2015	$25,000,000
13,700,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 1/2/2015	13,700,000
17,600,000		Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 1/2/2015	17,600,000
2,400,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Floater Certificates (Series 2008-3297) Weekly VRDNs (Credit Suisse, Zurich LIQ), 0.040%, 1/2/2015	2,400,000
12,005,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-321) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.220%, 1/2/2015	12,005,000
4,500,000		Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.050%, 1/2/2015	4,500,000
1,515,000		Village of Davis Junction, IL, (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	1,515,000
		TOTAL	211,860,000
		Indiana—2.6%
12,917,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	13,112,563
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.090%, 1/2/2015	8,850,000
8,000,000		Dearborn County, IN EDRB, (Series 2006) Weekly VRDNs (Dearborn County Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	8,000,000
8,350,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(U.S. Bank, N.A. LOC), 0.140%, 1/2/2015	8,350,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.060%, 1/2/2015	4,035,000
9,600,000		Madison, IN EDRB, (Series 1987) Weekly VRDNs (Arvin Sango, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 1/7/2015	9,600,000
45,500,000		Posey County, IN EDA, (Series 2013A), 0.23% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury) 4/2/2015	45,500,000
2,290,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.160%, 1/2/2015	2,290,000
		TOTAL	99,737,563
		Iowa—1.3%
12,520,000		Iowa Finance Authority—Health Facilities, (Series 2009A) Daily VRDNs (Iowa Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 1/2/2015	12,520,000
8,700,000		Iowa Finance Authority—Health Facilities, (Series 2013B-1) Weekly VRDNs (UnityPoint Health)/(MUFG Union Bank, N.A. LOC), 0.020%, 1/7/2015	8,700,000
15,170,000		Iowa Finance Authority, (Series 2007A) Weekly VRDNs (CHF-Des Moines LLC)/(Citibank NA, New York LOC), 0.070%, 1/2/2015	15,170,000
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.080%, 1/2/2015	15,000,000
		TOTAL	51,390,000
		Kentucky—1.2%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 1/2/2015	9,860,000
23,155,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	23,155,000
740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 1/2/2015	740,000
12,980,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-1), 0.190%, 1/2/2015	12,980,000
		TOTAL	46,735,000
		Louisiana—5.1%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.060%, 1/7/2015	25,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.070%, 1/7/2015	12,000,000
2,425,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.070%, 1/7/2015	2,425,000
20,100,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 1/2/2015	20,100,000
14,550,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.020%, 1/2/2015	14,550,000
6,000,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.020%, 1/7/2015	6,000,000
8,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 1/2/2015	8,000,000
19,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.210%, 1/2/2015	19,500,000
25,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.040%, 1/7/2015	25,000,000
17,200,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.220%, 1/7/2015	17,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.200%, 1/7/2015	$2,000,000
45,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 1/7/2015	45,000,000
		TOTAL	196,775,000
		Maine—0.1%
3,350,000		Cumberland, ME, 0.50% BANs, 2/26/2015	3,351,013
		Maryland—0.8%
16,155,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.040%, 1/2/2015	16,155,000
2,380,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 1/6/2015	2,380,500
11,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 1/7/2015	11,300,000
		TOTAL	29,835,500
		Massachusetts—3.7%
14,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2015	14,051,703
6,075,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.130%, 1/2/2015	6,075,000
40,000,000	[3,4]	Commonwealth of Massachusetts, SPEARs (Series DB-1257), 0.17% TOBs (Deutsche Bank AG LIQ), Optional Tender 3/19/2015	40,000,000
26,040,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 1/7/2015	26,040,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.130%, 1/2/2015	4,000,000
5,000,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.040%, 1/2/2015	5,000,000
9,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.32% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/22/2015	9,000,000
695,000		Massachusetts Development Finance Agency, (Series 2004), 0.37% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/22/2015	695,000
4,500,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.040%, 1/2/2015	4,500,000
5,300,000		Massachusetts HEFA, (Series F) Weekly VRDNs (Amherst College), 0.050%, 1/2/2015	5,300,000
8,100,000		Massachusetts IFA, (Series 1992B), 0.25% CP (New England Power Co.), Mandatory Tender 1/22/2015	8,100,000
2,000,000		Middleborough, MA, 1.00% BANs, 10/9/2015	2,010,730
13,153,426		Springfield, MA, 0.75% BANs, 2/13/2015	13,161,414
5,800,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.130%, 1/2/2015	5,800,000
		TOTAL	143,733,847
		Michigan—0.9%
12,325,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 1/7/2015	12,325,000
21,270,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.110%, 1/7/2015	21,270,000
		TOTAL	33,595,000
		Mississippi—0.2%
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 1/2/2015	7,240,000
		Missouri—1.3%
9,630,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.120%, 1/2/2015	9,630,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.120%, 1/2/2015	10,000,000
16,335,000	[3,4]	Columbia, MO Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 0.11% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Mandatory Tender 6/1/2015	16,335,000
8,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.110%, 1/2/2015	8,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$5,560,000		Missouri State HEFA, (Series 2011B) Daily VRDNs (Rockhurst University)/(Commerce Bank, N.A., Kansas City LOC), 0.040%, 1/2/2015	$5,560,000
		TOTAL	49,525,000
		Montana—0.5%
20,000,000		Forsyth, MT, PCRB (Series 1988) Daily VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 1/2/2015	20,000,000
		Multi-State—7.5%
22,355,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.070%, 1/2/2015	22,355,000
6,185,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 1/2/2015	6,185,000
19,400,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs, (Series 2), (Toronto Dominion Bank LIQ), 0.150%, 1/2/2015	19,400,000
18,500,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Weekly VRDPs, (Series 1), (Citibank N.A. LIQ), 0.130%, 1/2/2015	18,500,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.130%, 1/2/2015	15,000,000
88,200,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ),0.120%, 1/2/2015	88,200,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co., LIQ), 0.160%, 1/2/2015	25,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., Weekly VRDPs, (4,895 Series 1), (Barclays Bank PLC LIQ), 0.130%, 1/2/2015	20,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.120%, 1/2/2015	5,000,000
48,100,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.120%, 1/2/2015	48,100,000
25,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.130%, 1/2/2015	25,000,000
		TOTAL	292,740,000
		Nebraska—0.4%
1,180,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.290%, 1/2/2015	1,180,000
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.240%, 1/7/2015	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.240%, 1/7/2015	2,000,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.070%, 1/2/2015	4,880,000
		TOTAL	16,360,000
		Nevada—0.7%
10,655,000	[3,4]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/2/2015	10,655,000
10,150,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MUFG Union Bank, N.A. LOC), 0.030%, 1/7/2015	10,150,000
4,700,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.100%, 1/2/2015	4,700,000
		TOTAL	25,505,000
		New Hampshire—1.0%
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.32% CP (New England Power Co.), Mandatory Tender 1/22/2015	4,000,000
25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 1/2/2015	25,000,000
9,558,000		Rochester, NH, 0.65% BANs, 3/12/2015	9,563,524
		TOTAL	38,563,524
		New Jersey—8.3%
15,806,000		Atlantic County, NJ , 1.00% BANs, 7/22/2015	15,875,278
7,000,000		Carteret, NJ, 1.00% BANs, 2/6/2015	7,003,060
8,482,695		Linden, NJ, 1.25% BANs, 12/16/2015	8,541,579
8,090,161		Millstone Township, NJ, 1.25% BANs, 2/20/2015	8,095,440
4,851,900		Mountainside, NJ, 1.00% BANs, 10/30/2015	4,877,873
3,715,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.310%, 1/2/2015	3,715,000
1,000,000		New Jersey Housing & Mortgage Finance Agency, (Series 2008-BB) Weekly VRDNs (TD Bank, N.A. LIQ), 0.020%, 1/7/2015	1,000,000
10,000,000	[3,4]	New Jersey State Educational Facilities Authority, SPEARs (Series DBE-1307), 0.22% TOBs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	10,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$26,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 1/2/2015	$26,975,000
15,535,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 1/2/2015	15,535,000
111,700,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 1/2/2015	111,700,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 4460), 0.12% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 4/2/2015	45,000,000
22,500,000	[3,4]	New Jersey State, PUTTERs (Series 4461), 0.09% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 3/22/2015	22,500,000
2,300,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.140%, 1/2/2015	2,300,000
18,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.120%, 1/2/2015	18,000,000
20,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.120%, 1/2/2015	20,000,000
		TOTAL	321,118,230
		New Mexico—0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 1/2/2015	2,000,000
		New York—8.3%
7,000,000		Amsterdam, NY City School District, 1.00% BANs, 6/26/2015	7,016,775
10,000,000		Beacon, NY, (Series 2014A), 0.75% BANs, 5/29/2015	10,020,598
8,000,000		Brocton, NY CSD, (Series 2014A), 1.00% BANs, 6/5/2015	8,016,872
9,000,000		Cuba-Rushford, NY CSD, 0.75% BANs, 6/26/2015	9,018,574
5,985,000		East Aurora Village, NY, 0.75% BANs, 7/8/2015	5,998,199
15,005,492		Frontier, NY CSD, 0.75% BANs, 7/22/2015	15,031,057
8,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	8,759,665
10,600,000		Harpursville, NY CSD, (Series 2014B), 1.00% BANs, 7/23/2015	10,635,195
8,418,000		Maine-Endwell, NY CSD, 0.75% BANs, 6/25/2015	8,434,871
19,900,000	[3,4]	Metropolitan Transportation Authority, NY, Joint Venture Interest Trust Receipts (JVI-1008) Weekly VRDNs (GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.220%, 1/2/2015	19,900,000
10,800,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 1/7/2015	10,800,000
10,000,000		New York City Housing Development Corp., (Series 2010A) Weekly VRDNs (101 Avenue D Apartments)/(Bank of America N.A. LOC), 0.050%, 1/2/2015	10,000,000
5,000,000		New York City Trust For Cultural Resources, (Series 2000) Weekly VRDNs (Asia Society)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 1/2/2015	5,000,000
15,000,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 1/2/2015	15,000,000
9,600,000		New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 1/2/2015	9,600,000
33,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.050%, 1/2/2015	33,950,000
40,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.050%, 1/2/2015	40,700,000
5,000,000		New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.060%, 1/2/2015	5,000,000
1,000,000		New York State HFA, (2013 Series A) Weekly VRDNs (855 Sixth Avenue )/(Wells Fargo Bank, N.A. LOC), 0.020%, 1/7/2015	1,000,000
10,050,000		New York State Local Government Assistance Corp., Subordinate Lien Refunding Bonds (Series 2003A-8V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 1/7/2015	10,050,000
7,700,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	7,718,460
9,380,000		Ogdensburg, NY Enlarged City School District, (Series 2014A), 0.75% BANs, 6/23/2015	9,396,361
13,870,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 6/23/2015	13,907,974
7,000,000		Oxford Academy and CSD, NY, (Series 2014), 0.75% BANs, 6/26/2015	7,012,084
7,700,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-636) Weekly VRDNs (Deutsche Bank AG LIQ), 0.160%, 1/2/2015	7,700,000
5,000,000		Schoharie County, NY, 1.00% BANs, 11/13/2015	5,020,215

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$7,690,000		Sherburne-Earlville CSD, NY, 0.75% BANs, 6/26/2015	$7,707,724
6,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 1/7/2015	6,000,000
15,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	15,102,541
		TOTAL	323,497,165
		North Carolina—1.2%
505,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.040%, 1/2/2015	505,000
1,200,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 1/2/2015	1,200,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.040%, 1/2/2015	1,500,000
6,000,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.040%, 1/2/2015	6,000,000
5,565,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.040%, 1/2/2015	5,565,000
8,500,000	[3,4]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.050%, 1/2/2015	8,500,000
5,375,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 1/7/2015	5,375,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.160%, 1/2/2015	5,980,000
1,500,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.060%, 1/2/2015	1,500,000
2,800,000	[3,4]	North Carolina State, ROCs (Series 14089) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 1/2/2015	2,800,000
6,535,000		Raleigh, NC, MVRENs (Series 2009), 0.140%, 1/2/2015	6,535,000
		TOTAL	45,460,000
		North Dakota—0.6%
25,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 1/7/2015	25,000,000
		Ohio—1.9%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.160%, 1/2/2015	5,900,000
6,100,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.210%, 1/7/2015	6,100,000
5,000,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.110%, 1/2/2015	5,000,000
12,940,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	12,940,000
15,000,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.130%, 1/2/2015	15,000,000
3,955,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 1/2/2015	3,955,000
18,645,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2015	18,645,000
4,805,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/2/2015	4,805,000
		TOTAL	72,345,000
		Oklahoma—0.9%
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 1/7/2015	35,465,000
		Oregon—0.9%
35,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 1/2/2015	35,000,000
		Pennsylvania—1.5%
14,300,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 1/7/2015	14,300,000
22,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1050 Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.140%, 1/2/2015	22,000,000
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.140%, 1/2/2015	7,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$15,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.270%, 1/2/2015	$15,000,000
		TOTAL	58,300,000
		Rhode Island—0.6%
14,895,000		Rhode Island State Health and Educational Building Corp. Weekly VRDNs (Providence College)/(Citizens Bank, N.A., Providence LOC), 0.200%, 1/7/2015	14,895,000
8,630,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.200%, 1/2/2015	8,630,000
		TOTAL	23,525,000
		South Carolina—0.2%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.240%, 1/7/2015	9,000,000
		Tennessee—1.1%
22,715,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.100%, 1/2/2015	22,715,000
10,500,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.090%, 1/7/2015	10,500,000
11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.090%, 1/7/2015	11,140,000
		TOTAL	44,355,000
		Texas—8.0%
30,470,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.040%, 1/2/2015	30,470,000
4,370,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 1/2/2015	4,370,000
4,705,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 1/2/2015	4,705,000
6,995,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 1/2/2015	6,995,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.020%, 1/7/2015	19,000,000
23,080,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 1/2/2015	23,080,000
12,425,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 1/2/2015	12,425,000
16,840,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 1/2/2015	16,840,000
30,305,000	[3,4]	Leander, TX ISD, SPEARs (Series DB-1253), 0.17% TOBs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	30,305,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 1/7/2015	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 1/7/2015	21,000,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.040%, 1/2/2015	9,965,000
4,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.130%, 1/2/2015	4,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.070%, 1/2/2015	15,000,000
90,450,000		Texas State, 1.50% TRANs, 8/31/2015	91,269,820
12,540,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/2/2015	12,540,000
		TOTAL	311,964,820
		Utah—1.3%
36,000,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 1/7/2015	36,000,000
6,000,000		Murray City, UT, (Series 2003C) Daily VRDNs (IHC Health Services, Inc.), 0.020%, 1/2/2015	6,000,000
2,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.050%, 1/2/2015	2,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Utah—continued
$8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.100%, 1/2/2015	$8,100,000
		TOTAL	52,100,000
		Vermont—0.6%
21,690,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Bank, N.A. LOC), 0.030%, 1/7/2015	21,690,000
		Virginia—0.9%
1,430,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.040%, 1/2/2015	1,430,000
5,890,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.120%, 1/2/2015	5,890,000
2,350,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 1/15/2015	2,350,000
1,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 1/2/2015	1,900,000
8,895,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.110%, 1/2/2015	8,895,000
1,205,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.040%, 1/2/2015	1,205,000
10,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.140%, 1/2/2015	10,000,000
4,800,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.050%, 1/2/2015	4,800,000
		TOTAL	36,470,000
		Washington—1.1%
15,000,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, Stage Trust (Series 2007-01C), 0.25% TOBs (Wells Fargo & Co. LIQ), Optional Tender 7/9/2015	15,000,000
3,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.060%, 1/7/2015	3,650,000
4,810,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.060%, 1/7/2015	4,810,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.190%, 1/2/2015	18,000,000
		TOTAL	41,460,000
		West Virginia—1.4%
8,985,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.060%, 1/2/2015	8,985,000
15,300,000		Grant County, WV County Commission, PCRB (Series 1994), 0.26% CP (Virginia Electric & Power Co.), Mandatory Tender 1/13/2015	15,300,000
28,395,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 1/2/2015	28,395,000
		TOTAL	52,680,000
		Wisconsin—1.7%
20,000,000		Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	20,113,353
9,150,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.100%, 1/2/2015	9,150,000
25,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.12% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 6/3/2015	25,000,000
10,500,000		Wisconsin Health & Educational Facilities Authority, (UnityPoint Health), MVRENs (Series 2014B-1), 0.120%, 1/2/2015	10,500,000
		TOTAL	64,763,353
		Wyoming—0.9%
8,115,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.150%, 1/2/2015	8,115,000
27,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 1/7/2015	27,000,000
		TOTAL	35,115,000
		TOTAL SHORT-TERM MUNICIPALS—100.1% (AT AMORTIZED COST)[5]	3,888,257,495
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(3,228,724)
		TOTAL NET ASSETS—100%	$3,885,028,771

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At December 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $1,217,225,000, which represented 31.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2014, these liquid restricted securities amounted to $1,217,225,000, which represented 31.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“FIMCO”), the general partner of Passport Research. Ltd. (“Adviser”) and certain of the FIMCO's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 18, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015